Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Entity Ex Transition Period	false
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	1stdibs.com, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3389618
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
Entity Address, Address Line One	300 Park Avenue South, 10th Floor
Entity Address, City or Town	New York
Local Phone Number	627-3929
City Area Code	212
Title of 12(b) Security	Common Stock, $0.01 par value per share
Entity Central Index Key	0001600641
Amendment Flag	false
Entity File Number	001-40453
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	DIBS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true